UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_];  Amendment Number:
        This Amendment (Check only one):       [_]    is a restatement.
                                               [_]    adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison             Seattle, WA                   November 13, 2009

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:         $122782
                                            (thousands)


List of Other Included Managers:                   None

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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                 COM NEW       88554D205      415     44990   SH             SOLE        N/A    44990
ACTIVISION BLIZZARD INC            COM         00507V109    11641    939540   SH             SOLE        N/A   939540
AMAZON COM INC                     COM         023135106    11781    126190   SH             SOLE        N/A   126190
AUTODESK INC                       COM         052769106     2147     90230   SH             SOLE        N/A    90230
CHANGYOU COM LTD               ADS REP CL A    15911M107     5700    160480   SH             SOLE        N/A   160480
CISCO SYS INC                      COM         17275R102     7378    313440   SH             SOLE        N/A   313440
COMPELLENT TECHNOLOGIES INC        COM         20452A108     4466    247450   SH             SOLE        N/A   247450
CONCUR TECHNOLOGIES INC            COM         206708109     1789     44990   SH             SOLE        N/A    44990
CONSTANT CONTACT INC               COM         210313102     5402    280622   SH             SOLE        N/A   280622
CYBERSOURCE CORP                   COM         23251J106     9746    584660   SH             SOLE        N/A   584660
DELL INC                           COM         24702R101     6323    414370   SH             SOLE        N/A   414370
EBAY INC                           COM         278642103     3194    135340   SH             SOLE        N/A   135340
GOOGLE INC                         CL A        38259P508     8876     17900   SH             SOLE        N/A    17900
INTUIT INC                         COM         461202103     2564     89980   SH             SOLE        N/A    89980
K12 INC                            COM         48273U102     4704    285451   SH             SOLE        N/A   285451
MICROSOFT CORP                     COM         594918104     9786    380500   SH             SOLE        N/A   380500
PROSHARES TR                 PSHS ULTSHRT QQQ  74347R875      825     35840   SH             SOLE        N/A    35840
PERFECT WORLD CO LTD          SPON ADR REP B   71372U104     2170     45110   SH             SOLE        N/A    45110
RACKSPACE HOSTING INC              COM         750086100      792     46450   SH             SOLE        N/A    46450
ROSETTA STONE INC                  COM         777780107     8201    357200   SH             SOLE        N/A   357200
SALESFORCE COM INC                 COM         79466L302     7769    136462   SH             SOLE        N/A   136462
STRATASYS INC                      COM         862685104     3107    181040   SH             SOLE        N/A   181040
YAHOO INC                          COM         984332106     4006    224950   SH             SOLE        N/A   224950

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